Dividends - Summary of Dividends Paid And Proposed (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Dividends Paid and Proposed [abstract]
Final (declared for previous year)	$ 0.781	$ 0.710	$ 0.640
Interim	0.399	0.363	0.330
Special	2.621	0.000	2.025
Dividends paid	3.801	1.073	2.995
Final Proposed (not recognised as a liability at 31 December)	$ 0.859	$ 0.781	$ 0.710
Final (declared for previous year)	$ 139	$ 130	$ 127
Interim	72	69	62
Special	510		404
Dividends paid	721	199	593
Final Proposed (not recognised as a liability at 31 December)	$ 156	$ 141	$ 135